Lease Accounting - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Payments
2026	$ 30,945
2027	26,506
2028	22,995
2029	18,781
2030	18,050
Thereafter	89,806
Total future minimum lease payments	207,083
Less: Interest	(27,118)
Total future minimum lease payments less interest	179,965	$ 219,099
Finance Lease Payments
2026	49,347
2027	44,735
2028	34,876
2029	22,928
2030	13,377
Thereafter	3,331
Total minimum payments	168,594
Less: Interest	(16,332)
Present value of net minimum payments	152,262	$ 95,784
Total Lease Payments
2026	80,292
2027	71,241
2028	57,871
2029	41,709
2030	31,427
Thereafter	93,137
Total future minimum lease payments	375,677
Less: Interest	(43,450)
Total future minimum lease payments less interest	$ 332,227